VIA EDGAR

May 3, 2013

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	VALIC Separate Account A
	The Variable Annuity Life Insurance Company
	Post-Effective Amendment on Form N-4
	File Nos. 333-170476 and 811-03240
	(Equity Director Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form
 of Prospectus and Statement of Additional Information dated May 1, 2013 for The Variable Annuity Life Insurance
 Company Separate Account A Equity Director Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 7 and Amendment No. 193, as filed with the Securities and
 Exchange Commission on April 30, 2013.

Should you have any questions regarding this filing
, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ MARK MATTHES
Mark Matthes
Vice President and Associate General Counsel